Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall
Street
Reform and Consumer Protection Act, and Item 402(v) of SEC Regulation
S-K,
the Company is providing the following information about the relationship between executive compensation actually paid
and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, see “CD&A”.
The following table reports the compensation of our CEO and
the
average compensation of the other named executive officers (“Other NEOs”) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “compensation actually paid” (or “CAP”) as calculated pursuant to recently adopted SEC rules, and certain performance measures required by the rules.

Year	Summary Compensation Table Total for CEO ($) (1) (Mr. Cangemi)	Compensation Actually Paid to CEO ($) (2) (Mr. Cangemi)	Summary Compensation Table Total for CEO ($) (Mr. Ficalora)	Compensation Actually Paid to CEO ($) (Mr. Ficalora)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($) (3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($) (000) (5)	EPS
							Total Shareholder Return ($) (4)	S&P U.S. BMI Bank Index

2022	$6,280,354	$4,408,948	—	—	$4,662,197	$3,471,410	$87.19	$98.38	$650	$1.26

2021	$8,652,305	$9,452,320	—	—	$2,653,231	$2,993,324	$115.54	$118.61	$596	$1.20

2020	—	—	$5,095,874	$(6,769,897)	$2,607,607	$2,383,152	$94.18	$87.24	$511	$1.02

(1)
Amounts reported in “Summary Compensation Table Total for CEO Cangemi” and “Average Summary Compensation Table Total for
non-CEO
Named Executive Officers” for the year 2022 are derived from total compensation amounts in the Summary Compensation Table (“SCT”) on page 44 of this proxy statement.

(2)
Thomas R. Cangemi is the CEO for 2022 and 2021, and Joseph R. Ficalora is the CEO for 2020. The
Non-CEOs
for 2022 are listed in the Summary Compensation Table on page 44 of this proxy statement. The
Non-CEOs
for 2021 are Robert Wann, John J. Pinto, John T. Adams, and R. Patrick Quinn. The
Non-CEOs
for 2020 are Robert Wann, Thomas R. Cangemi, John J. Pinto and John T. Adams.

(3)
The amounts reported in these columns represent the amount of Compensation Actually Paid to Mr.
Cangemi
and Mr. Ficalora, and average amount of Compensation Actually Paid to Other NEO’s as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cangemi and the Other NEO’s during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the summary compensation table to determine the Compensation Actually Paid:

	CEO			Average of Other NEOs

Adjustments	2022	2021	2020	2022	2021	2020

Summary Compensation Table Total	$6,280,354	$8,652,305	$5,095,874	$4,662,197	$2,653,231	$2,607,607

Pension values as report in SCT	—	—	—	—	—	—

Fair value of equity awards granted during fiscal year	(2,996,246)	(5,058,239)	(2,800,000)	(1,542,504)	(1,095,859)	(882,752)

Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in current year	—	—	—	—	—	—

Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	2,553,787	5,392,864	—	1,268,541	1,127,377	873,289

Dividends paid on stock in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	232,364	118,545	—	5,103	66,522	51,923

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(1,613,580)	255,363	—	(327,314)	185,893	(176,548)

Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(47,732)	91,482	(368,760)	(42,254)	56,160	(90,368)

Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—	(8,697,011)	(552,358)	—	—

Compensation Actually Paid (CAP)	$4,408,948	$9,452,320	$(6,769,897)	$3,471,410	$2,993,324	$2,383,152

(4)
The Peer Group TSR set forth in this table utilizes the S&P U.S. BMI Banks Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included on page 43 of our Annual Report on Form
10-K
for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the S&P U.S. BMI Banks Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not necessarily indicative of future stock performance.

(5)	Net Income as reported on pages 78-82 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote [Text Block]	Thomas R. Cangemi is the CEO for 2022 and 2021, and Joseph R. Ficalora is the CEO for 2020. The
Non-CEOs
for 2022 are listed in the Summary Compensation Table on page 44 of this proxy statement. The
Non-CEOs
for 2021 are Robert Wann, John J. Pinto, John T. Adams, and R. Patrick Quinn. The
Non-CEOs
	for 2020 are Robert Wann, Thomas R. Cangemi, John J. Pinto and John T. Adams.
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the S&P U.S. BMI Banks Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included on page 43 of our Annual Report on Form
10-K
	for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the S&P U.S. BMI Banks Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The amounts reported in these columns represent the amount of Compensation Actually Paid to Mr.
Cangemi
and Mr. Ficalora, and average amount of Compensation Actually Paid to Other NEO’s as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cangemi and the Other NEO’s during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the summary compensation table to determine the Compensation Actually Paid:

	CEO			Average of Other NEOs

Adjustments	2022	2021	2020	2022	2021	2020

Summary Compensation Table Total	$6,280,354	$8,652,305	$5,095,874	$4,662,197	$2,653,231	$2,607,607

Pension values as report in SCT	—	—	—	—	—	—

Fair value of equity awards granted during fiscal year	(2,996,246)	(5,058,239)	(2,800,000)	(1,542,504)	(1,095,859)	(882,752)

Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in current year	—	—	—	—	—	—

Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	2,553,787	5,392,864	—	1,268,541	1,127,377	873,289

Dividends paid on stock in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	232,364	118,545	—	5,103	66,522	51,923

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(1,613,580)	255,363	—	(327,314)	185,893	(176,548)

Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(47,732)	91,482	(368,760)	(42,254)	56,160	(90,368)

Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—	(8,697,011)	(552,358)	—	—

Compensation Actually Paid (CAP)	$4,408,948	$9,452,320	$(6,769,897)	$3,471,410	$2,993,324	$2,383,152

Non-PEO NEO Average Total Compensation Amount	$ 4,662,197	$ 2,653,231	$ 2,607,607
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,471,410	2,993,324	2,383,152
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The amounts reported in these columns represent the amount of Compensation Actually Paid to Mr.
Cangemi
and Mr. Ficalora, and average amount of Compensation Actually Paid to Other NEO’s as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Cangemi and the Other NEO’s during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the summary compensation table to determine the Compensation Actually Paid:

	CEO			Average of Other NEOs

Adjustments	2022	2021	2020	2022	2021	2020

Summary Compensation Table Total	$6,280,354	$8,652,305	$5,095,874	$4,662,197	$2,653,231	$2,607,607

Pension values as report in SCT	—	—	—	—	—	—

Fair value of equity awards granted during fiscal year	(2,996,246)	(5,058,239)	(2,800,000)	(1,542,504)	(1,095,859)	(882,752)

Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in current year	—	—	—	—	—	—

Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	2,553,787	5,392,864	—	1,268,541	1,127,377	873,289

Dividends paid on stock in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	232,364	118,545	—	5,103	66,522	51,923

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(1,613,580)	255,363	—	(327,314)	185,893	(176,548)

Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(47,732)	91,482	(368,760)	(42,254)	56,160	(90,368)

Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—	(8,697,011)	(552,358)	—	—

Compensation Actually Paid (CAP)	$4,408,948	$9,452,320	$(6,769,897)	$3,471,410	$2,993,324	$2,383,152

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid Compared to TSR:
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid Compared to Net Income:
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid Compared to EPS:
Tabular List [Table Text Block]
☐
Financial Performance Measures
As described in greater detail in the CD&A, the metrics that the Company uses for both our short- and long-term incentive plans are selected to drive the creation of shareholder value through positive business results. The most important financial performance measures used by the Company to link Compensation Actually Paid to NEOs, for the most recently completed fiscal year to Company’s performance are as follows:

1.	Pre-tax operating earnings

2.	Return on Average Tangible Assets (ROATA)

3.	EPS Growth

4.	Return on Average Tangible Common Equity (ROATCE)

Total Shareholder Return Amount	$ 87.19	115.54	94.18
Peer Group Total Shareholder Return Amount	98.38	118.61	87.24
Net Income (Loss)	$ 650,000	$ 596,000	$ 511,000
Company Selected Measure Amount	1.26	1.2	1.02
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-tax operating earnings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Tangible Assets (ROATA)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EPS Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Tangible Common Equity (ROATCE)
Thomas R. Cangemi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,280,354	$ 8,652,305	$ 0
PEO Actually Paid Compensation Amount	$ 4,408,948	$ 9,452,320	0
PEO Name	Thomas R. Cangemi	Thomas R. Cangemi
Joseph R. Ficalora [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 0	5,095,874
PEO Actually Paid Compensation Amount	0	0	$ (6,769,897)
PEO Name			Joseph R. Ficalora
PEO [Member] | Pension Values as Report in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	$ 0
PEO [Member] | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,996,246)	(5,058,239)	(2,800,000)
PEO [Member] | Pension Value Attributable to Current Years Service and any Change in Pension Value Attributable to Plan Amendments Made in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,553,787	5,392,864	0
PEO [Member] | Dividends Paid on Stock in the Covered Fiscal Year Prior to the Vesting Date that are not Otherwise included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	232,364	118,545	0
PEO [Member] | Change in fair Value From End of Prior Fiscal year to End of Current Fiscal Year For Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,613,580)	255,363	0
PEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(47,732)	91,482	(368,760)
PEO [Member] | Deduction of Fair Value of Awards Granted Prior to year that were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(8,697,011)
Non-PEO NEO [Member] | Pension Values as Report in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,542,504)	(1,095,859)	(882,752)
Non-PEO NEO [Member] | Pension Value Attributable to Current Years Service and any Change in Pension Value Attributable to Plan Amendments Made in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,268,541	1,127,377	873,289
Non-PEO NEO [Member] | Dividends Paid on Stock in the Covered Fiscal Year Prior to the Vesting Date that are not Otherwise included in the Total Compensation for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,103	66,522	51,923
Non-PEO NEO [Member] | Change in fair Value From End of Prior Fiscal year to End of Current Fiscal Year For Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(327,314)	185,893	(176,548)
Non-PEO NEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,254)	56,160	(90,368)
Non-PEO NEO [Member] | Deduction of Fair Value of Awards Granted Prior to year that were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (552,358)	$ 0	$ 0